Derivative Instruments (Details) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended				12 Months Ended									12 Months Ended
	May 03, 2012 USD ($)	Dec. 31, 2012 USD ($) Number	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 30, 2012 Number	Dec. 31, 2012 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Contract [Member] USD ($)	Sep. 17, 2012 Foreign Exchange Contract [Member] CAD	Sep. 17, 2012 Foreign Exchange Contract [Member] GBP (£)	Aug. 30, 2012 Foreign Exchange Contract [Member] GBP (£)	May 03, 2012 Foreign Exchange Contract [Member] CAD	Feb. 15, 2012 Foreign Exchange Contract [Member] CAD	Dec. 31, 2012 Realized Loss [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Realized Loss [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Interest Expense [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Expense [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Interest Expense [Member] Interest Rate Swap [Member] USD ($)
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) on interest rate swap recognized in OCI (effective portion)						$ 3,200	$ 3,189	$ (10,307)
Gain (loss) on interest rate swaps reclassified from AOCI into income (effective portion)																	(1,596)	1,781	(2,244)
Gain (loss) on interest rate swaps recognized in income															(96)
Gain (loss) on forward exchange contracts recognized									(5,134)							1,921
Derivative Instruments (Textuals) [Abstract]
Hedging losses included in accumulated other comprehensive income		1,973
Notional amount of swap		11,905								14,000	23,000	125,000	250,000	250,000
Interest Rate swap maturity Date		Dec. 31, 2013
Number of interest rate swaps		1			2
Loss (gain) on derivatives, net	$ 2,772	$ 1,825	$ 0	$ 0